Commitments and contingencies (Details) $ in Thousands, RUB in Billions	12 Months Ended
	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)	Mar. 31, 2013 RUB	Mar. 31, 2013 USD ($)
Commitments and contingencies
Total rent expense	$ 21,565	$ 17,523		$ 14,309
Minimal lease payments
For the year ended March 31, 2016	21,835
For the year ended March 31, 2017	19,582
For the year ended March 31, 2018	16,806
For the year ended March 31, 2019	12,062
For the year ended March 31, 2020	10,286
Total	$ 80,571
Commitments and contingencies
Period of standard product warranty	1 year
Russian Ruble
Commitments and contingencies
Currency devalued (as a percent)	64.00%
Ukrainian Hryvnia
Commitments and contingencies
Currency devalued (as a percent)	113.00%
Russia
Commitments and contingencies
Period preceding the year of audit that remains open to review in respect of taxes	3 years
Aggregate threshold amount of domestic transactions with the related party in 2013 for application of transfer pricing rules | RUB			RUB 1